PLAN TERMINATION	12 Months Ended
Dec. 31, 2025
EBP 039
EBP, Description of Plan [Line Items]
PLAN TERMINATION	PLAN TERMINATION
Although it has not expressed any intent to do so, RTX has the right under the Plan to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, participants will become fully vested in their account balances.